Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	2024	2023

Know-how license	$80,000	$80,000
Less: Accumulated amortization	(70,667)	(58,667)
Total	$9,333	$21,333

	2023	2022

Know-how license	$80,000	$80,000
Less: Accumulated amortization	(58,667)	(42,667)
Total	$21,333	$37,333